              SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO          7
              ------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
===============================================================================================================
December 31, 1995
---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
    Investments, at Value (Cost $56,358,485, including Repurchase Agreement
      amounting to $9,278,124)                                                                     $56,532,772
---------------------------------------------------------------------------------------------------------------
    Interest Receivable                                                                                613,544
---------------------------------------------------------------------------------------------------------------
    Prepaid Expenses and Other Assets                                                                   23,588
---------------------------------------------------------------------------------------------------------------
    Total Assets                                                                                    57,169,904
---------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------
    Due to Bankers Trust                                                                                 3,102
---------------------------------------------------------------------------------------------------------------
    Payable for Securities Purchased                                                                 1,966,313
---------------------------------------------------------------------------------------------------------------
    Accrued Expenses and Other                                                                          22,576
---------------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                                1,991,991
---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $55,177,913
===============================================================================================================
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
    Paid-in Capital                                                                                $55,003,626
---------------------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation on Securities                                                          174,287
---------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                      $55,177,913
===============================================================================================================

STATEMENT OF OPERATIONS
===============================================================================================================
For the year ended December 31, 1995
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
    Interest                                                                                        $3,342,884
---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
    Advisory                                                                    $130,819
---------------------------------------------------------------------------------------------------------------
    Administration and Services                                                   26,164
---------------------------------------------------------------------------------------------------------------
    Professional                                                                  21,223
---------------------------------------------------------------------------------------------------------------
    Miscellaneous                                                                  2,265
---------------------------------------------------------------------------------------------------------------
    Trustees                                                                       1,917
---------------------------------------------------------------------------------------------------------------
    Total Expenses                                                               182,388
---------------------------------------------------------------------------------------------------------------
    Less: Expenses Absorbed by Bankers Trust                                     (25,406)              156,982
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                3,185,902
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES
---------------------------------------------------------------------------------------------------------------
    Net Realized Gain from Securities Transactions                                                     834,099
---------------------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation on Securities                                                          965,227
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES                                                       1,799,326
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                          $4,985,228
===============================================================================================================


                  See Notes to Financial Statements on Page 12

              SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO          8
              ------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================================================
                                                                                 For the               For the
                                                                              year ended            year ended
                                                                                December              December
                                                                                31, 1995              31, 1994
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
    Net Investment Income                                                   $  3,185,902          $  1,768,139
---------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss) from Securities Transactions                        834,099              (765,789)
---------------------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation (Depreciation) on Securities                     965,227              (800,099)
---------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Operations                                 4,985,228               202,251
---------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
    Proceeds from Capital Invested                                            24,442,594            45,632,673
---------------------------------------------------------------------------------------------------------------
    Value of Capital Withdrawn                                               (21,520,447)          (16,293,202)
---------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Capital Transactions                       2,922,147            29,339,471
---------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE IN NET ASSETS                                               7,907,375            29,541,722
===============================================================================================================

NET ASSETS
---------------------------------------------------------------------------------------------------------------
    Beginning of Year                                                         47,270,538            17,728,816
---------------------------------------------------------------------------------------------------------------
    End of Year                                                             $ 55,177,913          $ 47,270,538
---------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the periods indicated for the Short/Intermediate U.S. Government Securities Portfolio.

--------------------------------------------------------------------------------------------------------------------------
                                                                                                           For the period
                                                                                                          August 24, 1992
                                                                 For the year ended December 31,            (Commencement
                                                           ------------------------------------------   of Operations) to
                                                             1995            1994             1993      December 31, 1992
--------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average
    Net Assets                                              6.09%            4.91%            4.25%                 4.36%*

Ratio of Expenses to Average Net Assets                     0.30%            0.30%            0.30%                 0.30%*

Decrease Reflected in Above Ratio of Expenses
    to Average Net Assets Due to Absorption of
    Expenses by Bankers Trust                               0.05%            0.09%            0.25%                 1.41%*

Portfolio Turnover Rate                                      246%             202%             267%                   75%

Net Assets, End of Period (000's omitted)                 $55,178          $47,271          $17,729                $4,999

*   Annualized


                 See Notes to Financial Statements on Page 12

              SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO          9
              ------------------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995


PRINCIPAL
AMOUNT           DESCRIPTION                                     VALUE
=======================================================================
                 U.S. GOVERNMENT &
                 AGENCY OBLIGATIONS - 85.64%
-----------------------------------------------------------------------
                 U.S. TREASURY NOTES - 82.91%
-----------------------------------------------------------------------
$    1,500,000   7.50%, 12/31/96                           $ 1,533,750
-----------------------------------------------------------------------
     5,000,000   6.625%, 3/31/97                             5,087,500
-----------------------------------------------------------------------
     7,000,000   5.875%, 7/31/97                             7,074,375
-----------------------------------------------------------------------
    13,980,000   5.625%, 10/31/97                           14,082,613
-----------------------------------------------------------------------
    15,300,000   5.50%, 11/15/98                            15,412,302
-----------------------------------------------------------------------
     1,000,000   7.125%, 9/30/99                             1,060,000
-----------------------------------------------------------------------
     1,472,000   5.75%, 10/31/00                             1,495,000
-----------------------------------------------------------------------
                                                            45,745,540
=======================================================================
                 U.S. GOVERNMENT AGENCY - 2.73%
-----------------------------------------------------------------------
     1,500,000   Tennessee Valley Authority,
                 6.00%, 1/15/97                              1,509,108
=======================================================================
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $47,080,361)                                         $47,254,648
=======================================================================
                 SHORT-TERM INVESTMENT - 16.82%
-----------------------------------------------------------------------
                 REPURCHASE AGREEMENT - 16.82%
-----------------------------------------------------------------------
$    9,278,124   Repurchase Agreement with Sanwa Bank,
                 Dated 12/29/95, 5.85%, Principal and
                 Interest in the Amount of $9,282,647,
                 (Cost $9,278,124), due 1/2/96,
                 (Collateralized by U.S. Treasury Notes,
                 Par Value $6,036,000, 10.625%,
                 due 8/15/15 Value at $9,236,966)          $ 9,278,124
=======================================================================
TOTAL INVESTMENTS
(Cost $56,358,485)                          102.46%        $56,532,772
-----------------------------------------------------------------------
Liabilities in Excess of Other Assets        (2.46%)        (1,354,859)
-----------------------------------------------------------------------
NET ASSETS                                  100.00%        $55,177,913
=======================================================================


                  See Notes to Financial Statements on Page 12

              SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO         12
              ------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

The Short/Intermediate U.S. Government Securities Portfolio (the "Portfolio') is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991, as an unincorporated trust under the laws of New York and commenced operations on August 24, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are carried at fair market value as determined by an independent pricing service at the end of each business day. Short-term obligations with remaining maturities of 60 days or less, are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Board of Trustees.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from security transactions are recorded on the identified cost basis.

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

E. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $26,164.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.25 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $130,819.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.30 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced $25,406.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments of long-term U.S. Government obligations, for the year ended December 31, 1995, were $132,638,189 and $109,527,306, respectively. The net unrealized appreciation of investments amounted to $174,287, consisting of gross unrealized appreciation of $211,820 and gross unrealized depreciation of $37,533. The cost of investments for federal income tax purposes was substantially the same as for financial reporting purposes.

              SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO         13
              ------------------------------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial Interest of the Short/Intermediate U.S. Government
Securities Portfolio:

We have audited the accompanying statement of assets and liabilities of the Short/Intermediate U.S. Government Securities Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period August 24, 1992 (commencement of operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Short/Intermediate U.S. Government Securities Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 2, 1996